Related Party Transactions (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Refund, net of taxes			$ 4,100
Stockholder A
Related Party Transaction
Revenue	$ 278	$ 265	(3,514)	$ 9,447	$ 7,090
Accounts receivable			9	2,907
Stockholder B
Related Party Transaction
Revenue	3,544	3	1,391	508	$ 5,080
Accounts receivable	2,239		1,404	251
Stockholder C
Related Party Transaction
Revenue	439	$ 5,040	$ 6,148	$ 18
Accounts receivable	$ 300